                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2002.
  ----------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

   -  American Century VP Income & Growth Fund: Class I
   -  American Century VP International Fund: Class III+
   -  American Century VP Ultra Fund: Class I
   -  American Century VP Value Fund: Class I

DREYFUS

   - Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
   -  The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
   -  Dreyfus Stock Index Fund, Inc.: Initial Shares
   - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES

   -  Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

   -  VIP Equity-Income Portfolio: Service Class
   -  VIP Growth Portfolio: Service Class
   -  VIP High Income Portfolio: Service Class*
   -  VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

   -  VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

   -  VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)

   -  Comstock GVIT Value Fund: Class I (formerly, Federated GVIT Equity Income
      Fund: Class I) (subadviser: Van Kampen Asset Management Inc.)
   - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund)
   - Federated GVIT High Income Bond Fund: Class I* (formerly, Federated NSAT High Income Bond Fund)
   -  Gartmore GVIT Emerging Markets Fund: Class III+
   -  Gartmore GVIT Global Financial Services Fund: Class III+

   -  Gartmore GVIT Global Health Sciences Fund:
      Class III+
   -  Gartmore GVIT Global Technology and Communications Fund: Class III+
   -  Gartmore GVIT Global Utilities Fund: Class III+
   -  Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
      Fund)
   -  Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
   -  Gartmore GVIT International Growth Fund: Class III+
   -  Gartmore GVIT Investor Destinations Funds
      /  Gartmore GVIT Investor Destinations Conservative Fund
      /  Gartmore GVIT Investor Destinations Moderately Conservative Fund
      /  Gartmore GVIT Investor Destinations Moderate Fund
      /  Gartmore GVIT Investor Destinations Moderately Aggressive Fund
      /  Gartmore GVIT Investor Destinations Aggressive Fund
   -  Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
   - Gartmore GVIT Nationwide Leaders Fund: Class III+ (formerly, Gartmore GVIT U.S. Leaders Fund)
   -  Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
   - Gartmore GVIT Worldwide Leaders Fund: Class I (formerly, Nationwide(R) Global 50 Fund) (subadviser: J.P. Morgan Investment Management Inc.)
   -  Gartmore GVIT U.S. Growth Leaders Fund: Class III+
   - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (subadvisers: Neuberger Berman LLC and Waddell & Reed Investment Management Company)
   - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
   -  GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company
      Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
   - J.P. Morgan GVIT Balanced Fund: Class I (formerly, J.P. Morgan NSAT Balanced Fund)
   - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
   - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)
JANUS ASPEN SERIES
   -  Capital Appreciation Portfolio: Service Shares
   -  Global Technology Portfolio: Service II Shares+
   -  International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   -  AMT Guardian Portfolio
   -  AMT Mid-Cap Growth Portfolio
   -  AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   - Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
   - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
   -  Oppenheimer Global Securities Fund/VA: Initial Class
   - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -  Emerging Markets Debt Portfolio
   -  U.S. Real Estate Portfolio

VICTORY VARIABLE INSURANCE FUNDS
   -  Diversified Stock Fund: Class A
   -  Small Company Opportunity Fund: Class A

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
   -  Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   -  VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
   -  Worldwide Emerging Markets Fund
   -  Worldwide Hard Assets Fund

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
   -  Mid Cap Growth Portfolio

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   - American Century VP International Fund: Class I

DREYFUS
   - Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   - VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
   - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
   - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
   - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
   -  Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
      Fund)

JANUS ASPEN SERIES
   -  Global Technology Portfolio: Service Shares
   -  International Growth Portfolio: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Underlying
  Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 62.

For general information or to obtain FREE copies of the:

   -  Statement of Additional Information;
   - prospectus, annual report or semi-annual report for any underlying mutual fund;
   -  prospectus for the Guaranteed Term Options;
   -  required Nationwide forms; or
   -  Nationwide's privacy statement,


call:        1-800-848-6331
       TDD   1-800-238-3035

or write:

      NATIONWIDE LIFE INSURANCE COMPANY
      ONE NATIONWIDE PLAZA, RR1-04-F4
      COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY:

   -  IS NOT A BANK DEPOSIT
   -  IS NOT FDIC INSURED
   -  IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
   -  IS NOT AVAILABLE IN EVERY STATE
   -  MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...............................5
SUMMARY OF STANDARD CONTRACT EXPENSES...................8
ADDITIONAL CONTRACT OPTIONS.............................9
SUMMARY OF ADDITIONAL CONTRACT OPTIONS.................10
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.................11
UNDERLYING MUTUAL FUND SHORT-TERM
    TRADING FEES.......................................14
EXAMPLE................................................15
SYNOPSIS OF THE CONTRACTS..............................19
FINANCIAL STATEMENTS...................................20
CONDENSED FINANCIAL INFORMATION........................20
NATIONWIDE LIFE INSURANCE COMPANY......................21
NATIONWIDE INVESTMENT SERVICES CORPORATION.............21
TYPES OF CONTRACTS.....................................21
    Charitable Remainder Trusts
    Individual Retirement Annuities ("IRAs")
    Non-Qualified Annuity Contracts
    Qualified Plans
    Roth IRAs
    Simple IRAs
    SEP IRAs
    Tax Sheltered Annuities

INVESTING IN THE CONTRACT..............................23
    The Variable Account and Underlying Mutual Funds
    Guaranteed Term Options
    The Fixed Account

STANDARD CHARGES AND DEDUCTIONS........................25
    Mortality and Expense Risk Charge
    Contingent Deferred Sales Charge
    Premium Taxes
    Short-Term Trading Fees

OPTIONAL CONTRACT BENEFITS, CHARGES AND
    DEDUCTIONS.........................................27
    Reduced Purchase Payment Option
    CDSC Options and Charges
    Death Benefit Options
    Guaranteed Minimum Income Benefit Options
    Extra Value Option
    Beneficiary Protector Option

CONTRACT OWNERSHIP.....................................34
    Joint Ownership
    Contingent Ownership
    Annuitant
    Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..............................35
    Minimum Initial and Subsequent Purchase Payments
    Pricing
    Allocation of Purchase Payments
    Determining the Contract Value
    Transfers Prior to Annuitization
    Transfers After Annuitization
    Transfer Requests

RIGHT TO REVOKE........................................37

SURRENDER (REDEMPTION).................................38
    Partial Surrenders (Partial Redemptions)
    Full Surrenders (Full Redemptions)
    Surrenders Under a Tax Sheltered Annuity
    Surrenders Under a Texas Optional Retirement
    Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE.........................................39
    Minimum & Maximum Loan Amounts
    Maximum Loan Processing Fee
    How Loan Requests are Processed
    Loan Interest
    Loan Repayment
    Distributions & Annuity Payments
    Transferring the Contract
    Grace Period & Loan Default

ASSIGNMENT.............................................40

CONTRACT OWNER SERVICES................................41
    Asset Rebalancing
    Dollar Cost Averaging
    Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..............................42

ANNUITIZING THE CONTRACT...............................42
    Annuitization Date
    Annuitization
    Fixed Payment Annuity
    Variable Payment Annuity
    Frequency and Amount of Annuity Payments
    Guaranteed Minimum Income Benefit Options ("GMIB")
    Annuity Payment Options

DEATH BENEFITS.........................................46
    Death of Contract Owner - Non-Qualified Contracts
    Death of Annuitant - Non-Qualified Contracts
    Death of Contract Owner/Annuitant
    Death Benefit Payment

REQUIRED DISTRIBUTIONS.................................48
    Required Distributions - General Information
    Required Distributions for Non-Qualified Contracts



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    Required Distributions for Tax Sheltered Annuities,
    Individual Retirement Annuities, SEP IRAs, Simple
    IRAs, and Roth IRAs

FEDERAL TAX CONSIDERATIONS.............................50
    Federal Income Taxes
    Withholding
    Non-Resident Aliens
    Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
    Charge for Tax
    Diversification
    Tax Changes

STATEMENTS AND REPORTS.................................54

LEGAL PROCEEDINGS......................................55

ADVERTISING ...........................................55

SUB-ACCOUNT PERFORMANCE SUMMARY........................58

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
        INFORMATION....................................62

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
        FUNDS..........................................63

APPENDIX B: CONDENSED FINANCIAL INFORMATION............71

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

   -  the contract owner meets an available exception under the contract; or

   - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered).................7%(1)

Range of CDSC over time:

--------------------------------------------
NUMBER OF COMPLETED YEARS
  FROM DATE OF PURCHASE         CDSC
         PAYMENT             PERCENTAGE
--------------------------------------------
            0                    7%
--------------------------------------------
            1                    7%
--------------------------------------------
            2                    6%
--------------------------------------------
            3                    5%
--------------------------------------------
            4                    4%
--------------------------------------------
            5                    3%
--------------------------------------------
            6                    2%
--------------------------------------------
            7                    0%
--------------------------------------------


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

   (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);or

   (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

   This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges..........0.95%
    Total Variable Account Charges..........0.95%(3)

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3)Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE....................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

   Reduced Purchase Payment Option............0.25%
      Total Variable Account Charges
      (including this option only) ...........1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a 5 year CDSC schedule, instead of the standard 7 year CDSC schedule.

  Five Year CDSC Option ......................0.15%
    Total Variable Account Charges
    (including this option only)..............1.10%

Range of Five Year CDSC over time:

------------------------------------------
 NUMBER OF COMPLETED YEARS
   FROM DATE OF PURCHASE        CDSC
          PAYMENT            PERCENTAGE
------------------------------------------
             0                   7%
------------------------------------------
             1                   7%
------------------------------------------
             2                   6%
------------------------------------------
             3                   4%
------------------------------------------
             4                   2%
------------------------------------------
             5                   0%
------------------------------------------

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

    Additional Withdrawal Without
    Charge and Disability Waiver .............0.10%
      Total Variable Account Charges
        (including this option only) .........1.05%

ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options.

    10 Year and Disability Waiver.............0.05%
      Total Variable Account Charges
      (including this option only) ...........1.00%

    Hardship Waiver...........................0.15%
      Total Variable Account Charges
      (including this option only)............1.10%

DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

  One-Year Enhanced Death Benefit with Long
  Term Care/Nursing Home Waiver and
  Spousal Protection Option ..................0.15%
    Total Variable Account Charges
    (including this option only)..............1.10%

  Greater of One-Year or 5% Enhanced Death Benefit
  with Long Term Care/Nursing Home Waiver and
  Spousal Protection Option...................0.20%
    Total Variable Account Charges
    (including this option only)..............1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

  One-Year Step Up Death Benefit Option.......0.05%
    Total Variable Account Charges
    (including this option only)..............1.00%

  5% Enhanced Death Benefit Option............0.10%
    Total Variable Account Charges
    (including this option only)..............1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect the Guaranteed Minimum Income Benefit option(s). Not all options may be available in every state.

  Guaranteed Minimum Income
  Benefit Option 1............................0.45%
    Total Variable Account Charges
    (including this option only)..............1.40%

  Guaranteed Minimum Income
  Benefit Option 2............................0.30%
    Total Variable Account Charges
    (including this option only)..............1.25%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.

  Extra Value Option..........................0.45%
    Total Variable Account Charges
    (including this option only)..............1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option.

  Beneficiary Protector Option.........0.40%
    Total Variable Account Charges
    (including this option only).......1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.15% of the daily net assets of the variable account. The maximum charges consists of the following:

  Mortality and Expense Risk Charges
    (applicable to all contracts).............0.95%
  Reduced Purchased Payment Option............0.25%
  Five Year CDSC Option.......................0.15%
  Additional Withdrawal Without Charge
    and Disability Waiver.....................0.10%
  10 Year and Disability Waiver
    (for contracts issued as Tax Sheltered
    Annuities only)...........................0.05%
  Hardship Waiver (for contracts issued
    as Tax Sheltered Annuities only)..........0.15%
  Greater of One-Year or
    5% Enhanced Death Benefit with
    Long Term Care/Nursing Home Waiver
    and Spousal Protection Option.............0.20%
  Guaranteed Minimum Income Benefit
    Option 1..................................0.45%
  Extra Value Option..........................0.45%
  Beneficiary Protector Option................0.40%

  TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
    MAXIMUM OPTIONS ARE ELECTED...............3.15%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                        after reimbursements and waivers)

---------------------------------------------------------------------------------------------------
                                                   Management    Other      12b-1        Total
                                                      Fees     Expenses      Fees     Underlying
                                                                                      Mutual Fund
                                                                                       Expenses
---------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Income & Growth Fund: Class I     0.70%     0.00%        0.00%         0.70%
---------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP International Fund: Class I       1.26%     0.00%        0.00%         1.26%
---------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP International Fund: Class III     1.26%     0.00%        0.00%         1.26%
---------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Ultra Fund: Class I               1.00%     0.00%        0.00%         1.00%
---------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP Value Fund: Class I               0.97%     0.00%        0.00%         0.97%
---------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity
Portfolio: Initial Shares                             0.81%     0.44%        0.00%         1.25%
---------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock
Index Portfolio: Service Shares                       0.35%     0.00%        0.25%         0.60%
---------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,
Inc.: Initial Shares                                  0.75%     0.03%        0.00%         0.78%
---------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares        0.25%     0.01%        0.00%         0.26%
---------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation
Portfolio: Initial Shares                             0.75%     0.03%        0.00%         0.78%
---------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality        0.55%     0.15%        0.00%         0.70%
Bond Fund II: Primary Shares
---------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Service
Class*                                                0.48%     0.10%        0.10%         0.68%
---------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class*         0.58%     0.10%        0.10%         0.78%
---------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service Class     0.58%     0.13%        0.10%         0.81%
---------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class*       0.73%     0.20%        0.10%         1.03%
---------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R*     0.73%     0.20%        0.10%         1.03%
---------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio: Service
Class*                                                0.58%     0.10%        0.10%         0.78%
---------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:
Service Class*                                        0.58%     0.11%        0.10%         0.79%
---------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio:
Service Class                                         0.58%     0.26%        0.10%         0.94%
---------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I                0.79%     0.28%        0.00%         1.07%
---------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I         0.50%     0.26%        0.00%         0.76%
---------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I    0.75%     0.28%        0.00%         1.03%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I     1.15%     0.21%        0.00%         1.36%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class
III                                                   1.15%     0.21%        0.00%         1.36%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services
Fund: Class III                                       1.00%     0.26%        0.00%         1.26%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund:
Class III                                             1.00%     0.32%        0.00%         1.32%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and
Communications Fund: Class I                          0.98%     0.26%        0.00%         1.24%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and
Communications Fund: Class III                        0.98%     0.26%        0.00%         1.24%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class
III                                                   0.80%     0.28%        0.00%         1.08%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I      0.50%     0.25%        0.00%         0.75%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I               0.59%     0.25%        0.00%         0.84%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund:
Class I                                               1.00%     0.33%        0.00%         1.33%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund:
Class III                                             1.00%     0.33%        0.00%         1.33%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Conservative Fund                                     0.00%     0.36%        0.25%         0.61%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Moderately Conservative Fund                          0.00%     0.36%        0.25%         0.61%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations Moderate     0.13%     0.20%        0.25%        0.58%
Fund
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Moderately Aggressive Fund                            0.10%     0.26%        0.25%        0.61%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Aggressive Fund                                       0.07%     0.29%        0.25%        0.61%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                   Management    Other      12b-1       Total
                                                      Fees     Expenses     Fees     Underlying
                                                                                     Mutual Fund
                                                                                       Expenses
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I         0.38%     0.25%        0.00%        0.63%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class
III                                                   0.84%     0.41%        0.00%        1.25%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund: Class I         0.59%     0.25%        0.00%        0.84%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund:
Class III                                             0.90%     0.22%        0.00%        1.12%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund: Class I    0.99%     0.26%        0.00%        1.25%
---------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I              1.10%     0.28%        0.00%        1.38%
---------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I               0.86%     0.22%        0.00%        1.08%
---------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                 0.93%     0.26%        0.00%        1.19%
---------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I          0.74%     0.27%        0.00%        1.01%
---------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund: Class I         0.75%     0.27%        0.00%        1.02%
---------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund: Class I         0.90%     0.27%        0.00%        1.17%
---------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I           0.85%     0.43%        0.00%        1.28%
---------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III         0.85%     0.43%        0.00%        1.28%
---------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation
Portfolio: Service Shares                             0.65%     0.01%        0.25%        0.91%
---------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:
Service Shares                                        0.65%     0.05%        0.25%        0.95%
---------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:
Service II Shares                                     0.65%     0.05%        0.25%        0.95%
---------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth
Portfolio: Service Shares                             0.65%     0.06%        0.25%        0.96%
---------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth
Portfolio: Service II Shares                          0.65%     0.06%        0.25%        0.96%
---------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               0.85%     0.14%        0.00%        0.99%
---------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio         0.84%     0.07%        0.00%        0.91%
---------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio               0.82%     0.05%        0.00%        0.87%
---------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer      0.64%     0.04%        0.00%        0.68%
Aggressive Growth Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer
Capital Appreciation Fund/VA: Initial Class           0.64%     0.04%        0.00%        0.68%
---------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer
Global Securities Fund/VA: Initial Class              0.64%     0.06%        0.00%        0.70%
---------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer
Main Street Growth & Income Fund/VA: Initial Class    0.68%     0.05%        0.00%        0.73%
---------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                      0.75%     0.35%        0.00%        1.10%
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -
Emerging Markets Debt Portfolio                       0.80%     0.37%        0.00%        1.17%
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap
Growth Portfolio                                      0.41%     0.64%        0.00%        1.05%
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U. S.
Real Estate Portfolio                                 0.75%     0.35%        0.00%        1.10%
---------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide
Emerging Markets Fund                                 1.00%     0.28%        0.00%        1.28%
---------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide
Hard Assets Fund                                      1.00%     0.15%        0.00%        1.15%
---------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified
Stock Fund: Class A                                   0.30%     0.70%        0.00%        1.00%
---------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company
Opportunity Fund: Class A                             0.30%     0.69%        0.00%        0.99%
---------------------------------------------------------------------------------------------------

*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)

---------------------------------------------------------------------------------------------------
                                                                                        Total
                                                                                      Underlying
                                                 Management     Other      12b-1     Mutual Fund
                                                    Fees      Expenses      Fees       Expenses
---------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality
Bond Fund II: Primary Shares                         0.60%       0.40%      0.25%        1.25%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations             0.13%       0.43%      0.25%        0.81%
Conservative Fund
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Moderately Conservative Fund                         0.13%       0.42%      0.25%        0.80%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Moderately Aggressive Fund                           0.13%       0.26%      0.25%        0.64%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations
Aggressive Fund                                      0.13%       0.29%      0.25%        0.67%
---------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund:          0.90%       0.41%      0.00%        1.31%
Class III
---------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                     0.75%       0.65%      0.00%        1.40%
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -
Mid Cap Growth Portfolio                             0.75%       0.64%      0.00%        1.39%
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio                           0.80%       0.35%      0.00%        1.15%
---------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide
Emerging Markets Fund                                1.00%       0.30%      0.00%        1.30%
---------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide
Hard Assets Fund                                     1.00%       0.18%      0.00%        1.18%
---------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified
Stock Fund: Class A                                  0.30%       1.34%      0.00%        1.64%
---------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small
Company Opportunity Fund: Class A                    0.30%       3.20%      0.00%        3.50%
---------------------------------------------------------------------------------------------------

                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

    Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

 Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading

--------------------------------------------------------------------------------------------------
               Underlying Mutual Fund                           Short-Term Trading Fee
--------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -
American Century VP International Fund: Class III                        1.00%
--------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service Class R                         1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III                      1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund:
Class III                                                                1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund:                          1.00%
Class III
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and
Communications Fund: Class III                                           1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class III                      1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class
III                                                                      1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                    1.00%
--------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class
III                                                                      1.00%
--------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                            1.00%
--------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:
Service II Shares                                                        1.00%
--------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:
Service II Shares                                                        1.00%
--------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 3.15%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower.

Deductions for premium taxes are not reflected but may apply.

-----------------------------------------------------------------------------------------------------------------------
                              If you surrender your                                         If you annuitize your
                                     contract                If you do not surrender               contract
                                at the end of the              your contract at the           at the end of the
                                    applicable                end of the applicable               applicable
                                   time period                     time period                   time period
-----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.    1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yrs. 3 Yrs. 5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------
American Century            103     176    242    422        40    122   206      422     *      122     206    422
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
American Century            109     193    269    471        46    139   233      471     *      139     233    471
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
American Century            109     193    269    471        46    139   233      471     *      139     233    471
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III
-----------------------------------------------------------------------------------------------------------------------
American Century            107     186    257    449        44    132   221      449     *      132     221    449
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
American Century            106     185    255    446        43    131   219      446     *      131     219    446
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment          109     193    269    470        46    139   233      470     *      139     233    470
Portfolios - European
Equity Portfolio:
Initial Shares
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment          102     173    237    413        39    119   201      413     *      119     201    413
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially        104     179    246    429        41    125   210      429     *      125     210    429
Responsible Growth Fund,
Inc.: Initial Shares
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index          99     163    220    382        36    109   184      382     *      109     184    382
Fund, Inc.: Initial
Shares
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable            104     179    246    429        41    125   210      429     *      125     210    429
Investment Fund -
Appreciation Portfolio:
Initial Shares
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance         103     176    242    422        40    122   206      422     *      122     206    422
Series - Federated
Quality Bond Fund II:
Primary Shares
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income  103     176    241    420        40    122   205      420     *      122     205    420
Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth         104     179    246    429        41    125   210      429     *      125     210    429
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                               If you surrender your                                        If you annuitize your
                                      contract               If you do not surrender               contract
                                 at the end of the             your contract at the           at the end of the
                                     applicable               end of the applicable               applicable
                                    time period                    time period                   time period
-----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.    1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yrs. 3 Yrs. 5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income     105    180    247    432        42    126    211     432     *      126     211     432
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas        107    186    258    451        44    132    222     451     *      132     222     451
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas        107    186    258    451        44    132    222     451     *      132     222     451
Portfolio: Service Class R
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II              104    179    246    429        41    125    210     429     *      125     210     429
Contrafund(R) Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth      104    179    246    430        41    125    210     430     *      125     210     430
Opportunities Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value       106    184    254    443        43    130    218     443     *      130     218     443
Strategies Portfolio:
Service Class
-----------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value     107    188    260    455        44    134    224     455     *      134     224     455
Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid
Cap Index Fund: Class I      104    178    245    427        41    124    209     427     *      124     209     427
-----------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High
Income Bond Fund: Class I    107    186    258    451        44    132    222     451     *      132     222     451
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           110    196    274    479        47    142    238     479     *      142     238     479
Emerging Markets Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           110    196    274    479        47    142    238     479     *      142     238     479
Emerging Markets Fund:
Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           109    193    269    471        46    139    233     471     *      139     233     471
Global Financial
Services Fund: Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           110    195    272    476        47    141    236     476     *      141     236     476
Global Health Sciences
Fund: Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           109    193    268    469        46    139    232     469     *      139     232     469
Global Technology and
Communications Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           109    193    268    469        46    139    232     469     *      139     232     469
Global Technology and
Communications Fund:
Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           107    188    261    455        44    134    225     455     *      134     225     455
Global Utilities Fund:
Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           104    178    244    427        41    124    208     427     *      124     208     427
Government Bond Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           105    181    249    435        42    127    213     435     *      127     213     435
Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           110    196    273    477        47    142    237     477     *      142     237     477
International Growth
Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           110    196    273    477        47    142    237     477     *      142     237     477
International Growth
Fund: Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           102    174    238    414        39    120    202     414     *      120     202     414
Investor Destinations
Conservative Fund
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           102    174    238    414        39    120    202     414     *      120     202     414
Investor Destinations
Moderately Conservative
Fund
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           102    173    236    411        39    119    200     411     *      119     200     411
Investor Destinations
Moderate Fund
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                               If you surrender your                                        If you annuitize your
                                      contract               If you do not surrender               contract
                                 at the end of the             your contract at the           at the end of the
                                     applicable               end of the applicable               applicable
                                    time period                    time period                   time period
-----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.    1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yrs. 3 Yrs. 5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           102   174    238     414       39    120    202      414     *      120     202     414
Investor Destinations
Moderately Aggressive
Fund
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           102   174    238     414       39    120    202      414     *      120     202     414
Investor Destinations
Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money     103   174    239     416       40    120    203      416     *      120     203     416
Market Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           109   193    269     470       46    139    233      470     *      139     233     470
Nationwide Leaders Fund:
Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total     105   181    249     435       42    127    213      435     *      127     213     435
Return Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S.      108   189    263     459       45    135    227      459     *      135     227     459
Growth Leaders Fund:
Class III
-----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT           109   193    269     470       46    139    233      470     *      139     233     470
Worldwide Leaders Fund:
Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap          111   197    275     481       48    143    239      481     *      143     239     481
Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap          107   188    261     455       44    134    225      455     *      134     225     455
Value Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company      109   191    266     465       46    137    230      465     *      137     230     465
Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT        107   186    257     449       44    132    221      449     *      132     221     449
Balanced Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi          107   186    258     450       44    132    222      450     *      132     222     450
Sector Bond Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap     108   191    265     463       45    137    229      463     *      137     229     463
Growth Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth      110   194    270     473       47    140    234      473     *      140     234     473
Focus Fund: Class I
-----------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth      110   194    270     473       47    140    234      473     *      140     234     473
Focus Fund: Class III
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -         106   183    252     441       43    129    216      441     *      129     216     441
Capital Appreciation
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -         106   184    254     444       43    130    218      444     *      130     218     444
Global Technology
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -         106   184    254     444       43    130    218      444     *      130     218     444
Global Technology
Portfolio: Service II
Shares
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -         106   184    255     445       43    130    219      445     *      130     219     445
International Growth
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -         106   184    255     445       43    130    219      445     *      130     219     445
International Growth
Portfolio: Service II
Shares
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         106   185    256     448       43    131    220      448     *      131     220     448
Guardian Portfolio
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         106   183    252     441       43    129    216      441     *      129     216     441
Mid-Cap Growth Portfolio
Neuberger Berman AMT
-----------------------------------------------------------------------------------------------------------------------
Partners Portfolio           105   182    250     437       42    128    214      437     *      128     214     437
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         103   176    241     420       40    122    205      420     *      122     205     420
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                               If you surrender your                                        If you annuitize your
                                      contract               If you do not surrender               contract
                                 at the end of the             your contract at the           at the end of the
                                     applicable               end of the applicable               applicable
                                    time period                    time period                   time period
-----------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.    1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yrs. 3 Yrs. 5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         103    176    241   420        40    122     205     420     *      122    205      420
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         103    176    242   422        40    122     206     422     *      122    206      422
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         104    177    244   425        41    123     208     425     *      123    208      425
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund      108    189    262   457        45    135     226     457     *      135    226      457
II, Inc.
-----------------------------------------------------------------------------------------------------------------------
The Universal                108    191    265   463        45    137     229     463     *      137    229      463
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio
-----------------------------------------------------------------------------------------------------------------------
The Universal                107    187    259   453        44    133     223     453     *      133    223      453
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio
-----------------------------------------------------------------------------------------------------------------------
The Universal                108    189    262   457        45    135     226     457     *      135    226      457
Institutional Funds,
Inc. - U. S. Real
Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide            110    194    270   473        47    140     234     473     *      140    234      473
Insurance Trust -
Worldwide Emerging
Markets Fund
-----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide            108    190    264   461        45    136     228     461     *      136    228      461
Insurance Trust -
Worldwide Hard Assets
Fund
-----------------------------------------------------------------------------------------------------------------------
Victory Variable             107    186    257   449        44    132     221     449     *      132    221      449
Insurance Funds -
Diversified Stock Fund:
Class A
-----------------------------------------------------------------------------------------------------------------------
Victory Variable             106    185    256   448        43    131     220     448     *      131    220      448
Insurance Funds - Small
Company Opportunity
Fund: Class A
-----------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

   -  Charitable Remainder Trusts;
   - Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
   -  Investment-only Contracts (Qualified Plans);
   -  Non-Qualified Contracts;
   -  Roth IRAs;
   -  SEP IRAs;
   -  Simple IRAs; and
   - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------
                    MINIMUM
                    INITIAL     MINIMUM
    CONTRACT       PURCHASE   SUBSEQUENT
      TYPE          PAYMENT    PAYMENTS
-------------------------------------------
Charitable          $15,000     $1,000
Remainder Trust
-------------------------------------------
IRA                 $15,000     $1,000
-------------------------------------------
Investment-only     $15,000     $1,000
-------------------------------------------
Non-Qualified       $15,000     $1,000
-------------------------------------------
Roth IRA            $15,000     $1,000
-------------------------------------------
SEP IRA             $15,000     $1,000
-------------------------------------------
Simple IRA          $15,000     $1,000
-------------------------------------------
Tax Sheltered
Annuity             $15,000     $1,000
-------------------------------------------


If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

----------------------------------------------
                        CONTRACT    ANNUAL
        OPTION             TYPE      CHARGE
----------------------------------------------
Five Year CDSC Option   All*          0.15%
----------------------------------------------
Additional Withdrawal
Without Charge and
Disability Waiver       All           0.10%
----------------------------------------------
                        Tax
10 Year and             Sheltered
Disability Waiver       Annuities     0.05%
----------------------------------------------
                        Tax
                        Sheltered
Hardship Waiver         Annuities     0.15%
----------------------------------------------

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF

CHARGE by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. For this contract, Charitable Remainder Trusts are treated differently than Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

   (a)  the contract value on the day before the withdrawal; and

   (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these terms are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-  the contract is not transferable by the owner;

-  the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-  the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SEP IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-  minimum participation rules;

-  top-heavy contribution rules;

-  nondiscriminatory allocation rules; and

-  requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-  vesting requirements;

-  participation requirements; and

-  administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

   (1) shares of a current underlying mutual fund are no longer available for investment; or

   (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge .

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.

    Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

-----------------------------------------------
  NUMBER OF COMPLETED
  YEARS FROM DATE OF             CDSC
   PURCHASE PAYMENT           PERCENTAGE
-----------------------------------------------
           0                      7%
-----------------------------------------------
           1                      7%
-----------------------------------------------
           2                      6%
-----------------------------------------------
           3                      5%
-----------------------------------------------
           4                      4%
-----------------------------------------------
           5                      3%
-----------------------------------------------
           6                      2%
-----------------------------------------------
           7                      0%
-----------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

   (a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

   (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

   (1) upon the annuitization of contracts which have been in force for at least two years;

   (2) upon payment of a death benefit; or

   (3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1) the time the contract is surrendered;

(2) annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

   - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

   -   contract loans or surrenders, including CDSC-free withdrawals; or

   -   transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

-------------------------------------------
 NUMBER OF COMPLETED YEARS
   FROM DATE OF PURCHASE         CDSC
          PAYMENT             PERCENTAGE
-------------------------------------------
             0                    7%
-------------------------------------------
             1                    7%
-------------------------------------------
             2                    6%
-------------------------------------------
             3                    4%
-------------------------------------------
             4                    2%
-------------------------------------------
             5                    0%
-------------------------------------------


Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

    10 Year and Disability Waiver

    For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

   (1) the contract owner has been the owner of the contract for 10 years; and

   (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

    This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

    Hardship Waiver

    For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

    If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection feature. The Spousal Protection feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2) The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4) The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

For information on the Long-Term Care/Nursing Home Waiver, see "Long-Term Care/Nursing Home and Terminal Illness Waiver" later in this section.

THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit Option) or 0.10% (for the 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1) the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long-Term Care/Nursing Home and Terminal Illness Waiver

In addition, all death benefit options have a Long-Term Care/Nursing Home and Terminal Illness waiver available at no additional charge provided the conditions described below are satisfied.

No CDSC will be charged if:

(1) the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on the option chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds, and rate of return in the fixed account and Guaranteed Term Options, is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contact year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.  Once the Extra Value Option is elected, it may not be revoked; and

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual free-look period.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

   (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

   (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

   (a) a $100,000 initial purchase payment with no additional purchase payments;

   (b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

   (c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                7.75% RATE OF RETURN

---------------------------------------------------
                                  CONTRACT WITH
                                   EXTRA VALUE
                BASE CONTRACT     OPTION (1.40%
                (0.95% TOTAL       TOTAL ASSET
CONTRACT YEAR  ASSET CHARGES)        CHARGES)
---------------------------------------------------
      1           $106,727           $109,465
---------------------------------------------------
      2           $113,906           $116,336
---------------------------------------------------
      3           $121,568           $123,638
---------------------------------------------------
      4           $129,745           $131,399
---------------------------------------------------
      5           $138,472           $139,647
---------------------------------------------------
      6           $147,787           $148,412
---------------------------------------------------
      7           $157,728           $157,728
---------------------------------------------------
      8           $168,337           $168,337
---------------------------------------------------
      9           $179,661           $179,661
---------------------------------------------------
     10           $191,746           $191,746
---------------------------------------------------


Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

   (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

   (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be the determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

-------------------------------------------------

                        (EXTRA VALUE AMOUNT)
                      PERCENTAGE OF FIRST YEAR
  CONTRACT YEARS         PURCHASE PAYMENTS
-------------------------------------------------
     1 and 2                     3%
-------------------------------------------------
    3,4 and 5                    2%
-------------------------------------------------
     6 and 7                     1%
-------------------------------------------------
   After year 7                  0%
-------------------------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the same time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a) terminate the contract; or

(b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

  a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

  b = purchase payments, proportionately adjusted for withdrawals; and

  c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

   a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

   c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

   d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

   (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

   (b) the benefit will terminate and will no longer be in effect; and

   (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

   -   on a Nationwide form;

   -   signed by the contract owner; and

   -   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

   -   joint owners can only be named for Non-Qualified Contracts;

   - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

   - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

   - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

   - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-----------------------------------------------
                     MINIMUM
                     INITIAL        MINIMUM
    CONTRACT        PURCHASE      SUBSEQUENT
      TYPE           PAYMENT       PAYMENTS
-----------------------------------------------
Charitable           $15,000        $1,000
Remainder Trust
-----------------------------------------------
IRA                  $15,000        $1,000
-----------------------------------------------
Investment-only      $15,000        $1,000
-----------------------------------------------
Non-Qualified        $15,000        $1,000
-----------------------------------------------
Roth IRA             $15,000        $1,000
-----------------------------------------------
SEP IRA              $15,000        $1,000
-----------------------------------------------
Simple IRA           $15,000        $1,000
-----------------------------------------------
Tax Sheltered
Annuity              $15,000        $1,000
-----------------------------------------------


Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


- New Year's Day                - Independence Day
- Martin Luther King, Jr. Day   - Labor Day
- Presidents' Day               - Thanksgiving
- Good Friday                   - Christmas
- Memorial Day


Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

   (1) the value of amounts allocated to the sub-accounts of the variable account; and

   (2) amounts allocated to the fixed account; and

   (3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a) is the sum of:

        (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

        (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

   (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

   (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

   (2) adding any interest earned on the amounts allocated; and

   (3) subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

   (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

   (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

   (3) subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

   (a) the amount requested; or

   (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-   variable account charges;

-   underlying mutual fund charges;

-   the investment performance of the underlying mutual funds;

-   amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

    (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or

    (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may

        NOT include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

    (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

    (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

    (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

   -   the participant dies;

   -   the participant retires;

   -   the participant terminates employment due to total disability; or

   - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-----------------------------------------------------
              CONTRACT   MAXIMUM OUTSTANDING
              VALUES     LOAN BALANCE ALLOWED
-----------------------------------------------------
NON-ERISA     up to      up to 80% of contract value
PLANS         $20,000    (not more than $10,000)
-----------------------------------------------------
              $20,000    up to 50% of contract value
              and over   (not more than $50,000*)
-----------------------------------------------------
ERISA         All        up to 50% of contract value
PLANS                   (not more than $50,000*)
-----------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

   -   the contract is surrendered;

   -   the contract owner/annuitant dies;

   - the contract owner who is not the annuitant dies prior to annuitization; or

   -   annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax

Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Federated GVIT High Income Bond Fund:
Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class
I. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

   (1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

   (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

   (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

 ---------------------------------------------
     CONTRACT OWNER'S        PERCENTAGE OF
           AGE               CONTRACT VALUE
 ---------------------------------------------
     Under age 59 1/2              5%
 ---------------------------------------------
  Age 59 1/2 through age 61        7%
 ---------------------------------------------
  Age 62 through age 64            8%
 ---------------------------------------------
  Age 65 through age 74           10%
 ---------------------------------------------
     Age 75 and over              13%
 ---------------------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

   -   the age (or date) specified in your contract; or

   -   the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

   (1) an annuity payment option; and

   (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

                     A VARIABLE PAYMENT ANNUITY MAY NOT BE
                     ELECTED WHEN EXERCISING THE GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.



The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

   (1) deducting applicable premium taxes from the total contract value; then

   (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

   (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

   (2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

   - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

   - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

   (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

   (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1) the application of additional purchase payments;

(2) surrenders; or

(3) transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

- An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

- There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

-   The contract is issued to a MALE at age 55, 65 or 70; and

- A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.


               7 Years in Accumulation
        $140,710.04 for GMIB at Annuitization
-----------------------------------------------------
 Male Age     Male Age at        GMIB       Monthly
 at Issue    Annuitization  Purchase Rate*  GMIB
-----------------------------------------------------
    55           62           $4.72         $664.15
-----------------------------------------------------
    65           72           $5.96         $838.63
-----------------------------------------------------
    70           77           $6.79         $955.42
-----------------------------------------------------


               10 Years in Accumulation
        $162,889.46 for GMIB at Annuitization
-----------------------------------------------------
 Male Age      Male Age at       GMIB         Monthly
 at Issue    Annuitization  Purchase Rate*    GMIB
-----------------------------------------------------
    55           65           $5.03         $819.33
-----------------------------------------------------
    65           75           $6.44         $1,049.01
-----------------------------------------------------
    70           80           $7.32         $1,192.35
-----------------------------------------------------


               15 Years in Accumulation
        $200,000.00 for GMIB at Annuitization
-----------------------------------------------------
Male Age     Male Age at        GMIB          Monthly
 at Issue   Annuitization  Purchase Rate*     GMIB
-----------------------------------------------------
    55          70            $5.66         $1,132.00
-----------------------------------------------------
    65          80            $7.32         $1,464.00
-----------------------------------------------------
    70          85            $8.18         $1,636.00
-----------------------------------------------------

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

   (1) after the contract has been in effect for seven years; AND

   (2) the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

   -   Life Annuity;

   -   Joint and Last Survivor Annuity; and

   -   Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

   -   The GMIBs must be elected at the time of application.

   - The annuitant must be age 82 or younger at the time the contract is issued.

   - The GMIBs are irrevocable and will remain for as long as the contract remains in force.


                    IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                           REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

- A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

-   The GMIBs may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

    The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

   (1) in a lump sum;

   (2) as an annuity; or

   (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

   (1) proper proof of the annuitant's death;

   (2) an election specifying the distribution method; and

   (3) any state required form(s).

Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

   (1) the contract value;

   (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

   (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
(Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
(Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

One-Year Step Up Death Benefit Option
(Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1) the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.


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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit Option
(Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

   (1) the contract value; or

   (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

   (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

   (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death

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

            unless otherwise permitted by federal income tax regulations; and

       (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

   (a) the death of the annuitant will be treated as the death of a contract owner;

   (b) any change of annuitant will be treated as the death of a contract owner; and

   (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

   (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

   (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

   (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

   (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by


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

       December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

   (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

   (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-   the type of contract purchased;

-   the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.


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

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-   Individual Retirement Annuities;

-   SEP IRAs;

-   Simple IRAs;

-   Roth IRAs;

-   Tax Sheltered Annuities; and

-   Non-Qualified Contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-   made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-   used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-   it is made on or after the date on which the contract owner attains age
    59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-   it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-   made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-   for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each


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distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-   made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-   for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-   the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-   is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is

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

earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans;

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-   the distribution is made directly to another Tax Sheltered Annuity or IRA;
    or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

   (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

   (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

   (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

   (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

   -   a transfer of the contract from one contract owner to another; or

   -   a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A

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

direct skip is when property is transferred to, or a death benefit or other distribution is made to:

   (a) an individual who is two or more generations younger than the contract owner; or

   (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

   -   the failure to diversify was accidental;

   -   the failure is corrected; and

   -   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

-   generally lowering federal income tax rates;

- increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

- increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

-   eliminating and/or reducing the highest federal estate tax rates;

-   increasing the estate tax credit; and

-   for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

   -   statements showing the contract's quarterly activity;

   - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

   - semi-annual reports as of June 30 containing financial statements for the variable account; and

   - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

   -   precious metals;
   -   real estate;
   -   stocks and bonds;
   -   closed-end funds;
   -   bank money market deposit accounts and passbook savings;
   -   CDs; and
   -   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

   -   S&P 500;
   -   Shearson/Lehman Intermediate Government/Corporate Bond Index;
   -   Shearson/Lehman Long-Term Government/Corporate Bond Index;
   -   Donoghue Money Fund Average;
   -   U.S. Treasury Note Index;
   -   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
   -   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

   -   Lipper Analytical Services, Inc.;
   -   CDA/Wiesenberger;
   -   Morningstar;
   -   Donoghue's;
   -   magazines such as:
       -  Money;
       -  Forbes;
       -  Kiplinger's Personal Finance Magazine;
       -  Financial World;
       -  Consumer Reports;
       -  Business Week;
       -  Time;
       -  Newsweek;
       -  National Underwriter; and
       -  U.S. News and World Report;
   -   LIMRA;
   -   Value;
   -   Best's Agent Guide;
   -   Western Annuity Guide;
   -   Comparative Annuity Reports;
   -   Wall Street Journal;
   -   Barron's;
   -   Investor's Daily;
   -   Standard & Poor's Outlook; and
   -   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the variable account charges that would be assessed to a contract if the maximum number of optional benefits for a contract issued as a Tax Sheltered Annuity are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 0.95% and no CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------
                                                                                10 Years
                                                                                or Date
                                                                                  Fund
                                                                               Available
                                                                                 in the       Date Fund
                                                                                Variable      Available
                                                    1 Year        5 Years       Account        in the
                                                      to             to            to         Variable
             Sub-Account Option                   12/31/2001     12/31/2001    12/31/2001      Account
---------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       -16.77%          N/A            1.94%         11/03/97
American Century VP Income & Growth Fund:
Class I
---------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       -35.52%          N/A           -0.51%         11/03/97
American Century VP International Fund:
Class I
---------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         2.95%          N/A            4.78%         11/03/97
American Century VP Value Fund: Class I
---------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European           -34.58%          N/A           -9.28%         09/27/99
Equity Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth            -29.58%          N/A           -0.05%         11/03/97
Fund, Inc.: Initial Shares
---------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial            -20.22%          N/A            1.89%         11/03/97
Shares
---------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -                 -17.63%          N/A            3.18%         11/03/97
Appreciation Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated              -1.71%          N/A            1.01%         05/03/99
Quality Bond Fund II: Primary Shares
---------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:              -13.83%          N/A            1.60%         11/03/97
Service Class
---------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service Class       -25.21%          N/A            4.38%         11/03/97
---------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Service        -19.96%          N/A          -11.41%         11/03/97
Class
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Service           -28.41%          N/A           -3.69%         11/03/97
Class
---------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:           -20.38%          N/A            2.65%         11/03/97
Service Class
---------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities              -22.25%          N/A           -4.98%         11/03/97
Portfolio: Service Class
---------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I             -20.19%          N/A           -1.98%         11/03/97
---------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I                                            -10.42%          N/A            6.37%         11/03/97
---------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund:          -5.39%          N/A           -2.48%         11/03/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:          -13.92%          N/A          -21.03%         10/02/00
Class I
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and           -47.73%          N/A          -60.44%         10/02/00
Communications Fund: Class I
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund:            -2.44%          N/A            2.44%         11/03/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I            -34.59%          N/A          -10.54%         11/03/97
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth
Fund: Class I                                      -35.05%          N/A          -33.93%         10/02/00
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:               -5.96%          N/A            0.87%         10/31/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund:              -19.89%          N/A           -1.39%         11/03/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund:         -26.19%          N/A           -2.75%         11/03/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I           -19.01%          N/A           12.02%         05/03/99
---------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I             17.91%          N/A           10.00%         11/03/97
---------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I              -15.29%          N/A            4.68%         11/03/97
---------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I       -12.56%          N/A           -2.60%         11/03/97
---------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund:               -5.41%          N/A           -0.52%         11/03/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund:              -36.55%          N/A            1.89%         11/03/97
Class I
---------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I        -44.40%          N/A          -56.69%         10/02/00
---------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation
Portfolio: Service Shares                          -28.91%          N/A          -25.30%         01/27/00
---------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CON'T)

-------------------------------------------------------------------------------------------------------
                                                                              10 Years
                                                                              or Date
                                                                                Fund
                                                                             Available
                                                                               in the        Date Fund
                                                                              Variable       Available
                                                  1 Year        5 Years       Account          in the
                                                    to             to            to           Variable
             Sub-Account Option                 12/31/2001     12/31/2001    12/31/2001       Account
-------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology           -42.86%          N/A          -40.49%         01/27/00
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth        -30.35%          N/A          -25.92%         01/27/00
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          -10.61%          N/A            7.52%         11/03/97
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio    -31.45%          N/A           10.19%         11/03/97
-------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio          -11.79%          N/A           -1.54%         11/03/97
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -37.41%          N/A            0.38%         11/03/97
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -20.58%          N/A            6.19%         11/03/97
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -20.09%          N/A          -15.76%         05/01/00
Oppenheimer Global Securities Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -18.40%          N/A           -2.35%         11/03/97
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                 -12.58%          N/A           -9.57%         05/01/00
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -
Emerging Markets Debt Portfolio                    0.31%          N/A            0.06%         11/03/97
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -        -35.65%          N/A          -30.25%         05/01/00
Mid Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio                         0.06%          N/A            2.88%         09/21/00
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              -10.88%          N/A          -12.92%         11/03/97
Worldwide Emerging Markets Fund
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              -18.65%          N/A          -10.39%         11/03/97
Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds -                -8.96%          N/A           -5.11%         07/01/99
Diversified Stock Fund: Class A
-------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small         -14.84%          N/A           -0.45%         07/01/99
Company Opportunity Fund: Class A
-------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

--------------------------------------------------------------------------------------------------------
                                                                              10 Years
                                                                                 to
                                                    1 Year        5 Years    12/31/2001
                                                      to            to        or Life       Date Fund
              Sub-Account Option                  12/31/2001    12/31/2001    of Fund       Effective
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -        -9.23%          N/A         5.91%          10/30/97
American Century VP Income & Growth Fund:
Class I
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -       -29.85%         5.36%        5.82%          05/02/94
American Century VP International Fund: Class
I
--------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -        11.74%        10.74%       11.55%          05/01/96
American Century VP Value Fund: Class I
--------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European           -28.82%          N/A        -4.36%          04/22/99
Equity Portfolio: Initial Shares
--------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,      -23.32%         7.26%       11.47%          10/06/93
Inc.: Initial Shares
--------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares     -13.02%         9.32%       11.42%          09/29/89
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -                 -10.18%         9.81%       12.70%          04/05/93
Appreciation  Portfolio: Initial Shares
--------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated               6.98%          N/A         4.97%          04/22/99
Quality Bond Fund II: Primary Shares
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:               -6.00%         8.26%       12.48%          10/09/86
Service Class
--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class      -18.51%        10.50%       12.27%          10/09/86
--------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service       -12.74%        -4.62%        4.22%          09/19/85
Class
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service          -22.03%         1.67%        4.83%          01/28/87
Class
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:           -13.20%         9.30%       14.60%          01/03/95
Service Class
--------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities              -15.26%         2.63%        8.34%          01/03/95
Portfolio:  Service Class
--------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT Value Fund: Class I             -12.99%          N/A         1.12%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I       -2.25%          N/A         9.49%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond Fund: Class I   3.22%          N/A         0.61%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I   -6.09%          N/A       -23.13%          08/30/00
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and           -43.27%          N/A       -43.52%          06/30/00
Communications Fund: Class I
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund:             6.23%         6.06%        6.04%          11/08/82
Class I
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I            -28.82%        -1.71%        5.26%          04/15/92
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund:      -29.33%          N/A       -31.10%          08/30/00
Class I
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I        2.61%         4.00%        3.59%          11/10/81
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund: Class I      -12.66%         6.11%        9.36%          11/08/82
--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide Leaders Fund:         -19.59%          N/A         0.33%          10/31/97
Class I
--------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I           -11.69%          N/A        16.26%          05/03/99
--------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I             27.05%          N/A        13.12%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I               -7.60%        10.58%       14.38%          10/23/95
--------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT Balanced Fund: Class I        -4.59%          N/A         0.48%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund: Class I        3.19%          N/A         2.62%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund: Class I      -30.98%          N/A         5.02%          10/31/97
--------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I        -39.61%          N/A       -49.44%          06/30/00
--------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation          -22.58%          N/A        16.21%          05/01/97
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology             -37.92%          N/A       -37.03%          01/08/00
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CON'T)
$25,000 INITIAL INVESTMENT

--------------------------------------------------------------------------------------------------------
                                                                               10 Years
                                                                                  to
                                                    1 Year        5 Years     12/31/2001
                                                      to            to         or Life      Date Fund
              Sub-Account Option                  12/31/2001    12/31/2001     of Fund      Effective
--------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth          -24.16%         8.97%        12.19%         05/02/94
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             -2.45%          N/A         10.66%         11/03/97
--------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio      -25.37%          N/A         13.34%         11/03/97
--------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio             -3.76%         6.50%        11.33%         03/22/94
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -31.93%         6.03%        10.71%         08/15/86
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -13.41%        13.10%        14.12%         04/03/85
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -12.88%        14.30%        12.83%         11/12/90
Oppenheimer Global Securities Fund/VA:
Initial Class
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -11.02%         5.70%        12.59%         07/05/95
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class
--------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                    -4.62%        13.47%        15.54%         05/08/92
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -            9.05%          N/A          2.05%         06/16/97
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -          -29.99%          N/A         -5.26%         10/18/99
Mid Cap Growth Portfolio
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio                           8.79%          N/A          7.30%         03/03/97
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide       -2.75%        -8.69%        -3.85%         12/21/95
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide      -11.30%        -4.82%         3.92%         09/01/89
Hard Assets Fund
--------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds -                  -0.64%          N/A         -0.80%         07/01/99
Diversified Stock Fund: Class A
--------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small            -7.11%          N/A          3.99%         07/01/99
Company Opportunity Fund: Class A
--------------------------------------------------------------------------------------------------------

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III, and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                       PAGE
General Information and History...........................................................................1
Services..................................................................................................1
Purchase of Securities Being Offered......................................................................1
Underwriters..............................................................................................2
Calculations of Performance...............................................................................2
Condensed Financial Information...........................................................................3
Annuity Payments..........................................................................................3
Financial Statements....................................................................................307

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

   AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
   Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

   AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
   Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

   AMERICAN CENTURY VP ULTRA FUND: CLASS I
   Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

   AMERICAN CENTURY VP VALUE FUND: CLASS I
   Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

   EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
   Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.



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   SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
   Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

   Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

   Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez, Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

   APPRECIATION PORTFOLIO: INITIAL SHARES
   Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

   FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
   Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

   VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
   Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets


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   in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

   VIP GROWTH PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

   VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
   Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

   VIP OVERSEAS PORTFOLIO: SERVICE CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE CLASS R
   Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

   VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
   Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

   VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)
   Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

   VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Templeton Variable Insurance Products Trust is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life insurance policies offered by life insurance companies. The investment manager is Templeton Investment Counsel, Inc.

   TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
   Investment Objective: Long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

   COMSTOCK GVIT VALUE FUND: CLASS I
   Subadviser: Van Kampen Asset Management Inc. Investment Objective: Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, Van Kampen Asset Management Inc. seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks.



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   DREYFUS GVIT MID CAP INDEX FUND: CLASS I
   Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

   FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
   Subadviser: Federated Investment Counseling Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

   GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
   Subadviser: Gartmore Global Partners Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

   GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
   Subadviser: Gartmore Global Partners
   Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

   GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
   Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

   GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
   Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

   GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
   Subadviser: Gartmore Global Partners Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

   GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
   Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

   GARTMORE GVIT GROWTH FUND: CLASS I
   Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

   GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
   Subadviser: Gartmore Global Partners Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.



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GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

   GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
   Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

   GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
   Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

   GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
   Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

   GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
   Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

   GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
   Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

GARTMORE GVIT MONEY MARKET FUND: CLASS I
Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

   GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
   Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

   GARTMORE GVIT TOTAL RETURN FUND: CLASS I
   Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

   GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
   Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

   GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
   Subadviser: Gartmore Global Partners Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

   GVIT SMALL CAP GROWTH FUND: CLASS I
   Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

   GVIT SMALL CAP VALUE FUND: CLASS I
   Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small

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   capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

   GVIT SMALL COMPANY FUND: CLASS I
   Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
   Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

   J.P. MORGAN GVIT BALANCED FUND: CLASS I
   Subadviser: J.P. Morgan Investment Management, Inc.
   Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

   MAS GVIT MULTI SECTOR BOND FUND: CLASS I
   Subadviser: Miller, Anderson & Sherrerd, LLP
   Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

   STRONG GVIT MID CAP GROWTH FUND: CLASS I
   Subadviser: Strong Capital Management Inc.
   Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

   TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)
   Subadviser: Turner Investment Partners, Inc.
   Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

   CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
   Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES AND SERVICE II SHARES
   Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

   INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES AND SERVICE II SHARES Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

   AMT GUARDIAN PORTFOLIO
   Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

   AMT MID-CAP GROWTH PORTFOLIO
   Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

   AMT PARTNERS PORTFOLIO
   Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

   OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
   Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

   OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
   Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

   OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
   Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

   OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
   Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

   Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

   EMERGING MARKETS DEBT PORTFOLIO
   Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

   MID CAP GROWTH PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002) Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

   U.S. REAL ESTATE PORTFOLIO
   Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

   WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
   2002)
   Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

   WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002) Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

   DIVERSIFIED STOCK FUND: CLASS A
   Investment Objective: Seeks to provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

   SMALL COMPANY OPPORTUNITY FUND: CLASS A
   Investment Objective: Seeks to provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

 APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 3.15%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                      CALLING: 1-800-848-6331, TDD 1-800-238-3035
                      WRITING: Nationwide Life Insurance Company
                               One Nationwide Plaza, RR1-04-F4
                               Columbus, Ohio 43215



           Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
           (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

--------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION    ACCUMULATION    PERCENT CHANGE IN  NUMBER OF
FUND                      UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION       ACCUMULATION    YEAR
                          BEGINNING OF    END OF PERIOD   UNIT VALUE         UNITS AT END
                          PERIOD                                             OF PERIOD
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
American Century               13.539187       12.289665       -9.23%          7,038,530       2001
Variable Portfolios,      ------------------------------------------------------------------------------
Inc. - American                15.291612       13.539187      -11.46%          7,018,117       2000
Century VP Income &       ------------------------------------------------------------------------------
Growth Fund: Class I -         13.081019       15.291612       16.90%          5,320,425       1999
Q/NQ                      ------------------------------------------------------------------------------
                               10.409767       13.081019       25.66%          2,097,666       1998
                          ------------------------------------------------------------------------------
                               10.000000       10.409767        4.10%             20,646       1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
American Century               15.886136       11.143861      -29.85%          6,836,811       2001
Variable Portfolios,      ------------------------------------------------------------------------------
Inc. - American                19.282175       15.886136      -17.61%          7,422,625       2000
Century VP                ------------------------------------------------------------------------------
International Fund:            11.866841       19.282175       62.49%          5,138,722       1999
Class I - Q/NQ            ------------------------------------------------------------------------------
                               10.088106       11.866841       17.63%          2,651,670       1998
                          ------------------------------------------------------------------------------
                               10.000000       10.088106        0.88%             39,079       1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
American Century               12.285793       13.728674       11.74%          7,058,645       2001
Variable Portfolios,      ------------------------------------------------------------------------------
Inc. - American                10.498316       12.285793       17.03%          3,301,779       2000
Century VP Value          ------------------------------------------------------------------------------
Fund: Class I - Q/NQ           10.689857       10.498316       -1.79%          1,971,574       1999
                          ------------------------------------------------------------------------------
                               10.296896       10.689857        3.82%          1,219,884       1998
                          ------------------------------------------------------------------------------
                               10.000000       10.296896        2.97%             57,340       1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Dreyfus Investment             12.521432        8.913201      -28.82%            452,956       2001
Portfolios - European     ------------------------------------------------------------------------------
Equity Portfolio: Initial      12.898688       12.521432       -2.92%          7,687,629       2000
Shares - Q/NQ             ------------------------------------------------------------------------------
                               10.000000       12.898688       28.99%             95,668       1999
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
The Dreyfus Socially           14.800297       11.349542      -23.32%          6,628,561       2001
Responsible Growth        ------------------------------------------------------------------------------
Fund, Inc.: Initial            16.794438       14.800297      -11.87%            425,730       2000
Shares - Q/NQ             ------------------------------------------------------------------------------
                               13.034607       16.794438       28.84%          4,588,496       1999
                          ------------------------------------------------------------------------------
                               10.171132       13.034607       28.15%          1,586,203       1998
                          ------------------------------------------------------------------------------
                               10.000000       10.171132        1.71%             41,603       1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL            ACCUMULATION    ACCUMULATION    PERCENT CHANGE IN   NUMBER OF
FUND                         UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION        ACCUMULATION    YEAR
                             BEGINNING OF    END OF PERIOD   UNIT VALUE          UNITS AT END
                             PERIOD                                              OF PERIOD
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index               14.101205       12.265220    -13.02%           35,512,451       2001
Fund, Inc.: Initial          -----------------------------------------------------------------------------
Shares - Q/NQ                     15.692141       14.101205    -10.14%           36,569,247       2000
                             -----------------------------------------------------------------------------
                                  13.135997       15.692141     19.46%           29,064,270       1999
                             -----------------------------------------------------------------------------
                                  10.343734       13.135997     26.99%           13,389,246       1998
                             -----------------------------------------------------------------------------
                                  10.000000       10.343734      3.44%              387,437       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Dreyfus Variable                  14.363060       12.901502    -10.18%            5,172,648       2001
Investment Fund -            -----------------------------------------------------------------------------
Appreciation Portfolio:           14.595134       14.363060     -1.59%            5,495,982       2000
Initial Shares - Q/NQ        -----------------------------------------------------------------------------
                                  13.220513       14.595134     10.40%            5,518,293       1999
                             -----------------------------------------------------------------------------
                                  10.249990       13.220513     28.98%            2,590,407       1998
                             -----------------------------------------------------------------------------
                                  10.000000       10.249990      2.50%               59,606       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Federated Insurance               10.729245       11.478449      6.98%            5,032,718       2001
Series - Federated           -----------------------------------------------------------------------------
Quality Bond Fund                  9.806807       10.729245      9.41%            1,638,098       2000
II: Primary Shares -         -----------------------------------------------------------------------------
Q/NQ                              10.000000        9.806807     -1.93%              347,680       1999
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-              12.896641       12.123397     -6.00%           18,264,333       2001
Income Portfolio:            -----------------------------------------------------------------------------
Service Class - Q/NQ              12.021290       12.896641      7.28%           15,756,237       2000
                             -----------------------------------------------------------------------------
                                  11.422130       12.021290      5.25%           14,617,298       1999
                             -----------------------------------------------------------------------------
                                  10.338433       11.422130     10.48%            9,062,065       1998
                             -----------------------------------------------------------------------------
                                  10.000000       10.338433      3.88%              277,274       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth               16.588646       13.517575    -18.51%           20,422,678       2001
Portfolio: Service           -----------------------------------------------------------------------------
Class - Q/NQ                      18.830990       16.588646    -11.91%           21,776,437       2000
                             -----------------------------------------------------------------------------
                                  13.848033       18.830990     35.98%           15,207,362       1999
                             -----------------------------------------------------------------------------
                                  10.030842       13.848033     38.05%            4,170,789       1998
                             -----------------------------------------------------------------------------
                                  10.000000       10.030842      0.31%              116,824       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Fidelity VIP High                  7.866679        6.864641    -12.74%            9,831,409       2001
Income Portfolio:            -----------------------------------------------------------------------------
Service Class - Q/NQ              10.262325        7.866679    -23.34%            9,388,222       2000
                             -----------------------------------------------------------------------------
                                   9.586675       10.262325      7.05%            9,053,822       1999
                             -----------------------------------------------------------------------------
                                  10.126638        9.586675     -5.33%            6,089,908       1998
                             -----------------------------------------------------------------------------
                                  10.000000       10.126638      1.27%              205,072       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Fidelity VIP                      12.485012        9.735184    -22.03%            4,161,991       2001
Overseas Portfolio:          -----------------------------------------------------------------------------
Service Class - Q/NQ              15.589761       12.485012    -19.92%            4,123,737       2000
                             -----------------------------------------------------------------------------
                                  11.047878       15.589761     41.11%            3,033,012       1999
                             -----------------------------------------------------------------------------
                                   9.902344       11.047878     11.57%            1,388,856       1998
                             -----------------------------------------------------------------------------
                                  10.000000        9.902344     -0.98%               62,522       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Fidelity VIP II                   14.558242       12.636709    -13.20%           15,629,153       2001
Contrafund(R)                -----------------------------------------------------------------------------
Portfolio: Service                15.755094       14.558242     -7.60%           16,830,929       2000
Class - Q/NQ                 -----------------------------------------------------------------------------
                                  12.812355       15.755094     22.97%           13,447,724       1999
                             -----------------------------------------------------------------------------
                                   9.954885       12.812355     28.70%            5,839,973       1998
                             -----------------------------------------------------------------------------
                                  10.000000        9.954885     -0.45%              231,858       1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL            ACCUMULATION    ACCUMULATION    PERCENT CHANGE IN   NUMBER OF
FUND                         UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION        ACCUMULATION    YEAR
                             BEGINNING OF    END OF PERIOD   UNIT VALUE          UNITS AT END
                             PERIOD                                              OF PERIOD
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Fidelity VIP III               10.858509        9.201903       -15.26%            5,952,156        2001
Growth Opportunities        ------------------------------------------------------------------------------
Portfolio: Service             13.235715       10.858509       -17.96%            7,163,757        2000
Class - Q/NQ                ------------------------------------------------------------------------------
                               12.826216       13.235715         3.19%            7,531,248        1999
                            ------------------------------------------------------------------------------
                               10.400464       12.826216        23.32%            4,035,262        1998
                            ------------------------------------------------------------------------------
                               10.000000       10.400464         4.00%              140,753        1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT             12.041215       10.476789       -12.99%            1,292,289        2001
Value Fund: Class I -       ------------------------------------------------------------------------------
Q/NQ                           13.600816       12.041215       -11.47%            1,349,271        2000
                            ------------------------------------------------------------------------------
                               11.588459       13.600816        17.37%              943,926        1999
                            ------------------------------------------------------------------------------
                               10.161693       11.588459        14.04%              576,925        1998
                            ------------------------------------------------------------------------------
                               10.000000       10.161693         1.62%               38,169        1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT              14.925432       14.589867        -2.25%            3,380,236        2001
Mid Cap Index Fund:         ------------------------------------------------------------------------------
Class I - Q/NQ                 13.078919       14.925432        14.12%            1,946,950        2000
                            ------------------------------------------------------------------------------
                               10.919701       13.078919        19.77%              554,181        1999
                            ------------------------------------------------------------------------------
                                9.949100       10.919701         9.76%              355,668        1998
                            ------------------------------------------------------------------------------
                               10.000000        9.949100        -0.51%                8,862        1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Federated GVIT             9.938283       10.258387         3.22%            3,187,673        2001
High Income Bond            ------------------------------------------------------------------------------
Fund: Class I - Q/NQ           10.938415        9.938283        -9.14%            2,338,128        2000
                            ------------------------------------------------------------------------------
                               10.701912       10.938415         2.21%            2,207,614        1999
                            ------------------------------------------------------------------------------
                               10.212505       10.701912         4.79%            1,359,204        1998
                            ------------------------------------------------------------------------------
                               10.000000       10.212505         2.13%               48,707        1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              8.692251        8.162972        -6.09%              122,397        2001
Emerging Markets            ------------------------------------------------------------------------------
Fund: Class I - Q/NQ           10.000000        8.692251       -13.08%                4,778        2000
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              6.003728        3.405832       -43.27%              654,321        2001
Global Technology           ------------------------------------------------------------------------------
and Communications             10.000000        6.003728       -39.96%              273,699        2000
Fund: Class I - Q/NQ        ------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT             11.797971       12.533031         6.23%           16,523,905        2001
Government Bond             ------------------------------------------------------------------------------
Fund: Class I - Q/NQ           10.583479       11.797971        11.48%           12,064,797        2000
                            ------------------------------------------------------------------------------
                               10.941842       10.583479        -3.28%           11,399,244        1999
                            ------------------------------------------------------------------------------
                               10.143182       10.941842         7.87%            6,734,614        1998
                            ------------------------------------------------------------------------------
                               10.000000       10.143182         1.43%              205,716        1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT             10.049026        7.152671       -28.82%            9,040,540        2001
Growth Fund: Class          ------------------------------------------------------------------------------
I - Q/NQ                       13.808913       10.049026       -27.23%           11,687,235        2000
                            ------------------------------------------------------------------------------
                               13.369463       13.808913         3.29%           13,477,152        1999
                            ------------------------------------------------------------------------------
                               10.385596       13.369463        28.73%            8,897,790        1998
                            ------------------------------------------------------------------------------
                               10.000000       10.385596         3.86%              150,657        1997
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION      ACCUMULATION     PERCENT CHANGE IN   NUMBER OF
FUND                      UNIT VALUE AT     UNIT VALUE AT    ACCUMULATION        ACCUMULATION    YEAR
                          BEGINNING OF      END OF PERIOD    UNIT VALUE          UNITS AT END
                          PERIOD                                                 OF PERIOD
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT          9.228501        6.521536           -29.33%              69,796      2001
International Growth     -------------------------------------------------------------------------------
Fund: Class I - Q/NQ       10.000000        9.228501            -7.71%                 906      2000
                         -------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         11.457292       11.756760             2.61%          25,930,743      2001
Money Market Fund:       -------------------------------------------------------------------------------
Class I* - Q/NQ            10.909142       11.457292             5.02%          16,687,257      2000
                         -------------------------------------------------------------------------------
                           10.504509       10.909142             3.85%          16,274,387      1999
                         -------------------------------------------------------------------------------
                           10.074129       10.504509             4.27%          10,403,509      1998
                         -------------------------------------------------------------------------------
                           10.000000       10.074129             0.74%             737,584      1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         12.303050       10.745186           -12.66%          20,883,168      2001
Total Return Fund:       -------------------------------------------------------------------------------
Class I - Q/NQ             12.689484       12.303050            -3.05%          21,604,237      2000
                         -------------------------------------------------------------------------------
                           11.979444       12.689484             5.93%          21,177,608      1999
                         -------------------------------------------------------------------------------
                           10.242940       11.979444            16.95%          13,831,346      1998
                         -------------------------------------------------------------------------------
                           10.000000       10.242940             2.43%             379,933      1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT         12.606419       10.137325           -19.59%           1,429,764      2001
Worldwide Leaders        -------------------------------------------------------------------------------
Fund: Class I- Q/NQ        14.515197       12.606419           -13.15%           1,556,485      2000
                         -------------------------------------------------------------------------------
                           11.921445       14.515197            21.76%           1,252,462      1999
                         -------------------------------------------------------------------------------
                           10.102208       11.921445            18.01%             679,266      1998
                         -------------------------------------------------------------------------------
                           10.000000       10.102208             1.02%              28,786      1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap        16.916678       14.938890           -11.69%           1,719,080      2001
Growth Fund: Class I -   -------------------------------------------------------------------------------
Q/NQ                       20.372476       16.916678           -16.96%           1,026,407      2000
                         -------------------------------------------------------------------------------
                           10.000000       20.372476           103.72%             292,996      1999
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap        13.155704       16.714543            27.05%           8,369,240      2001
Value Fund: Class I -    -------------------------------------------------------------------------------
Q/NQ                       11.943543       13.155704            10.15%           4,814,143      2000
                         -------------------------------------------------------------------------------
                            9.432351       11.943543            26.62%           3,199,322      1999
                         -------------------------------------------------------------------------------
                            9.823904        9.432351            -3.99%           1,933,320      1998
                         -------------------------------------------------------------------------------
                           10.000000        9.823904            -1.76%              71,786      1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT GVIT Small            14.799910       13.675678            -7.60%           7,007,434      2001
Company Fund: Class      -------------------------------------------------------------------------------
I - Q/NQ                   13.720318       14.799910             7.87%           6,380,063      2000
                         -------------------------------------------------------------------------------
                            9.617964       13.720318            42.65%           3,791,895      1999
                         -------------------------------------------------------------------------------
                            9.613184        9.617964             0.05%           2,510,746      1998
                         -------------------------------------------------------------------------------
                           10.000000        9.613184            -3.87%              86,736      1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
GVIT J.P Morgan            10.694236       10.202856            -4.59%           4,630,917      2001
GVIT Balanced Fund:      -------------------------------------------------------------------------------
Class I - Q/NQ             10.834304       10.694236            -1.29%           4,138,035      2000
                         -------------------------------------------------------------------------------
                           10.844036       10.834304            -0.09%           3,654,295      1999
                         -------------------------------------------------------------------------------
                           10.130674       10.844036             7.04%           1,957,796      1998
                         -------------------------------------------------------------------------------
                           10.000000       10.130674             1.31%              44,525      1997
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was 0.32%.

---------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION     ACCUMULATION      PERCENT CHANGE IN   NUMBER OF
FUND                      UNIT VALUE AT    UNIT VALUE AT     ACCUMULATION        ACCUMULATION    YEAR
                          BEGINNING OF     END OF PERIOD     UNIT VALUE          UNITS AT END
                          PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi        10.793620       11.138320             3.19%             4,006,689        2001
Sector Bond Fund:        --------------------------------------------------------------------------------
Class I - Q/NQ             10.313452       10.793620             4.66%             3,659,345        2000
                         --------------------------------------------------------------------------------
                           10.252876       10.313452             0.59%             2,943,427        1999
                         --------------------------------------------------------------------------------
                           10.088793       10.252876             1.63%             1,848,317        1988
                         --------------------------------------------------------------------------------
                           10.000000       10.88793              0.89%                55,043        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
GVIT Strong GVIT           17.766242       12.263081           -30.98%             3,062,779        2001
Mid Cap Growth           --------------------------------------------------------------------------------
Fund: Class I - Q/NQ       21.195607       17.766242           -16.18%             3,465,292        2000
                         --------------------------------------------------------------------------------
                           11.582258       21.195607            83.00%             2,183,476        1999
                         --------------------------------------------------------------------------------
                           10.204129       11.582258            13.51%               488,769        1998
                         --------------------------------------------------------------------------------
                           10.000000       10.204129             2.04%                21,892        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
GVIT Turner GVIT            6.329633        3.822207           -39.61%               409,928        2001
Growth Focus Fund:       --------------------------------------------------------------------------------
Class I - Q/NQ             10.000000        6.329633           -36.70%               115,377        2000
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Janus Aspen Series -        8.164119        6.320884           -22.58%            11,454,147        2001
Capital Appreciation     --------------------------------------------------------------------------------
Portfolio: Service         10.000000        8.164119           -18.36%             9,411,277        2000
Shares - Q/NQ            --------------------------------------------------------------------------------

                         --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Janus Aspen Series -        6.524649        4.050734           -37.92%             8,217,099        2001
Global Technology        --------------------------------------------------------------------------------
Portfolio: Service         10.000000        6.524649           -34.75%             8,158,988        2000
Shares - Q/NQ            --------------------------------------------------------------------------------

                         --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Janus Aspen Series          8.200976        6.219459           -24.16%             8,943,044        2001
- International          --------------------------------------------------------------------------------
Growth Portfolio:          10.000000        8.200976           -17.99%             7,884,779        2000
Service Shares - Q/NQ    --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Neuberger Berman           15.622790       15.240204            -2.45%             2,623,003        2001
AMT Guardian             --------------------------------------------------------------------------------
Portfolio - Q/NQ           15.595438       15.622790             0.18%             2,192,932        2000
                         --------------------------------------------------------------------------------
                           13.699229       15.595438            13.84%             1,895,804        1999
                         --------------------------------------------------------------------------------
                           10.504106       13.699229            30.42%             1,181,196        1998
                         --------------------------------------------------------------------------------
                           10.000000       10.504106             5.04%                14,718        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Neuberger Berman           22.558120       16.835942           -25.37%             4,276,999        2001
AMT Mid-Cap Growth       --------------------------------------------------------------------------------
Portfolio - Q/NQ           24.609353       22.558120            -8.34%             4,352,721        2000
                         --------------------------------------------------------------------------------
                           16.144809       24.609353            52.43%             2,061,773        1999
                         --------------------------------------------------------------------------------
                           11.702355       16.144809            37.96%               882,530        1998
                         --------------------------------------------------------------------------------
                           10.000000       11.702355            17.02%                52,055        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION     ACCUMULATION      PERCENT CHANGE IN   NUMBER OF
FUND                      UNIT VALUE AT    UNIT VALUE AT     ACCUMULATION        ACCUMULATION    YEAR
                          BEGINNING OF     END OF PERIOD     UNIT VALUE          UNITS AT END
                          PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Neuberger Berman           11.094953       10.678223            -3.76%             4,749,437        2001
AMT Partners             --------------------------------------------------------------------------------
Portfolio - Q/NQ           11.122733       11.094953            -0.25%             5,060,822        2000
                         --------------------------------------------------------------------------------
                           10.458607       11.122733             6.35%             6,033,798        1999
                         --------------------------------------------------------------------------------
                           10.132434       10.458607             3.22%             5,860,893        1998
                         --------------------------------------------------------------------------------
                           10.000000       10.132434             1.32%               939,717        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Oppenheimer Variable       16.965058       11.548911           -31.93%             7,663,118        2001
Account Funds -          --------------------------------------------------------------------------------
Oppenheimer                19.295630       16.965058           -12.08%             8,632,368        2000
Aggressive Growth        --------------------------------------------------------------------------------
Fund/VA: Initial           10.609896       19.295630            81.86%             3,681,008        1999
Class - Q/NQ             --------------------------------------------------------------------------------
                            9.533314       10.609896            11.29%             1,531,314        1998
                         --------------------------------------------------------------------------------
                           10.000000        9.533314            -4.67%                39,292        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Oppenheimer Variable       16.737106       14.492226           -13.41%            10,486,085        2001
Account Funds -          --------------------------------------------------------------------------------
Oppenheimer Capital        16.935851       16.737106            -1.17%             9,380,540        2000
Appreciation             --------------------------------------------------------------------------------
Fund/VA: Initial           12.070167       16.935851            40.31%             4,954,549        1999
Class - Q/NQ             --------------------------------------------------------------------------------
                            9.827325       12.070167            22.82%             2,000,671        1998
                         --------------------------------------------------------------------------------
                           10.000000        9.827325            -1.73%                44,167        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Oppenheimer                 9.537743        8.309444           -12.88%             4,032,466        2001
Variable Account         --------------------------------------------------------------------------------
Funds - Oppenheimer        10.000000        9.537743            -4.62%             1,256,646        2000
Global Securities        --------------------------------------------------------------------------------
Fund/VA: Initial
Class - Q/NQ             --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Oppenheimer                11.590413       10.313313           -11.02%            10,637,665        2001
Variable Account         --------------------------------------------------------------------------------
Funds - Oppenheimer        12.826564       11.590413            -9.64%             9,160,618        2000
Main Street Growth       --------------------------------------------------------------------------------
& Income Fund/VA:          10.639805       12.826564            20.55%             5,313,570        1999
Initial Class - Q/NQ     --------------------------------------------------------------------------------
                           10.259486       10.639805             3.71%             2,582,656        1998
                         --------------------------------------------------------------------------------
                           10.000000       10.259486             2.59%                58,403        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Strong Opportunity          9.814649        9.360871            -4.62%             3,579,910        2001
Fund II, Inc. - Q/NQ     --------------------------------------------------------------------------------
                           10.000000        9.814649            -1.85%               752,001        2000
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
The Universal              10.456971       11.403171             9.05%               661,833        2001
Institutional Funds,     --------------------------------------------------------------------------------
Inc. - Emerging             9.477539       10.456971            10.33%               638,919        2000
Markets Debt             --------------------------------------------------------------------------------
Portfolio- Q/NQ             7.395794        9.477539            28.15%               388,657        1999
                         --------------------------------------------------------------------------------
                           10.425451        7.395794           -29.06%               301,931        1998
                         --------------------------------------------------------------------------------
                           10.000000       10.425451             4.25%                 8,418        1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
The Universal               8.634485        6.045067           -29.99%               269,702        2001
Institutional Funds,     --------------------------------------------------------------------------------
Inc. - Mid Cap Growth      10.000000        8.634485           -13.66%               108,847        2000
Portfolio - Q/NQ         --------------------------------------------------------------------------------

                         --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION     ACCUMULATION      PERCENT CHANGE IN   NUMBER OF
FUND                      UNIT VALUE AT    UNIT VALUE AT     ACCUMULATION        ACCUMULATION    YEAR
                          BEGINNING OF     END OF PERIOD     UNIT VALUE          UNITS AT END
                          PERIOD                                                 OF PERIOD
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
The Universal              10.987658       11.953729             8.79%              3,233,706       2001
Institutional Funds,     --------------------------------------------------------------------------------
Inc. - U.S. Real Estate    10.561250       10.987658             4.04%              2,318,276       2000
Portfolio - Q/NQ         --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Van Eck Worldwide           6.569856        6.389225            -2.75%              2,400,770       2001
Insurance Trust -        --------------------------------------------------------------------------------
Worldwide Emerging         11.409292        6.569856           -42.42%              1,926,318       2000
Markets Fund - Q/NQ      --------------------------------------------------------------------------------
                            5.751082       11.409292            98.38%              1,647,464       1999
                         --------------------------------------------------------------------------------
                            8.814851        5.751082           -34.76%                497,198       1998
                         --------------------------------------------------------------------------------
                           10.000000        8.814851           -11.85%                 27,488       1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Van Eck Worldwide           8.120188        7.202559           -11.30%                468,871       2001
Insurance Trust -        --------------------------------------------------------------------------------
Worldwide Hard              7.358645        8.120188            10.35%                466,988       2000
Assets Fund - Q/NQ       --------------------------------------------------------------------------------
                            6.139717        7.358645            19.85%                415,476       1999
                         --------------------------------------------------------------------------------
                            8.979477        6.139717           -31.63%                197,748       1998
                         --------------------------------------------------------------------------------
                           10.000000        8.979477           -10.21%                 17,265       1997
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Victory Variable            9.913591        9.850083            -0.64%                 52,043       2001
Insurance Funds -        --------------------------------------------------------------------------------
Diversified Stock          10.000000        9.913591            -0.86%                 19,927       2000
Fund: Class A - Q/NQ     --------------------------------------------------------------------------------

                         --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Victory Variable           11.282284       10.480284            -7.11%                  3,972       2001
Insurance Funds -        --------------------------------------------------------------------------------
Small Company              10.000000       11.282284            12.82%                  1,613       2000
Opportunity Fund:        --------------------------------------------------------------------------------
Class A - Q/NQ
                         --------------------------------------------------------------------------------

                         --------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, ,GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Gartmore GVIT Turner Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series - International Growth Fund: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 3.15%)
   (VARIABLE ACCOUNT CHARGES OF 3.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

                             ACCUMULATION UNIT                                            NUMBER OF
                             VALUE AT             ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF         VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD               PERIOD              VALUE               PERIOD              YEAR
----------------------------------------------------------------------------------------------------------------------
American Century                10.000000            9.058768          -9.41%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
American Century                10.000000            8.002662         -19.97%                   0            2001
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
American Century                10.000000           10.615761           6.16%                   0            2001
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment              10.000000            7.974333         -20.26%                   0            2001
Portfolios - European
Equity Portfolio:
Initial Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            10.000000            8.221207         -17.79%                   0            2001
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index             10.000000            8.937971         -10.62%                   0            2001
Fund, Inc.: Initial
Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                10.000000            9.095399          -9.05%                   0            2001
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Federated Insurance             10.000000           10.281007           2.81%                   0            2001
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP                    10.000000            9.264880          -7.35%                   0            2001
Equity-Income
Portfolio: Service
Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------

                            ACCUMULATION UNIT                                           NUMBER OF
                            VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                            BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND      PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             10.000000            8.582894         -14.17%                   0            2001
Portfolio: Service
Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High               10.000000            8.908337         -10.92%                   0            2001
Income Portfolio:
Service Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           10.000000            7.929901         -20.70%                   0            2001
Portfolio: Service
Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                 10.000000            9.349930          -6.50%                   0            2001
Contrafund(R)
Portfolio: Service
Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth         10.000000            9.029073          -9.71%                   0            2001
Opportunities
Portfolio: Service
Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Comstock GVIT              10.000000            8.961585         -10.38%                   0            2001
Value Fund: Class I -
Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid           10.000000            9.687067          -3.13%                   0            2001
Cap Index Fund: Class I
- Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT             10.000000            9.789509          -2.10%                   0            2001
High Income Bond Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            8.924214         -10.76%                   0            2001
Emerging Markets Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            7.878695         -21.21%                   0            2001
Global Technology and
Communications Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000           10.296099           2.96%                   0            2001
Government Bond Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            8.422617         -15.77%                   0            2001
Growth Fund: Class I-
Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            7.693857         -23.06%                   0            2001
International Growth
Fund: Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            9.973350          -0.27%                   0            2001
Money Market Fund:
Class I* - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            9.174223          -8.26%                   0            2001
Total Return Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000            8.778647         -12.21%                   0            2001
Worldwide Leaders Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap             10.000000            9.550408          -4.50%                   0            2001
Growth Fund: Class I -
Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap             10.000000            9.590337          -4.10%                   0            2001
Value Fund: Class I -
Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company         10.000000            9.487554          -5.12%                   0            2001
Fund: Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT J.P. Morgan GVIT           10.000000            9.456128          -5.44%                   0            2001
Balanced Fund: Class I
- Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi             10.000000           10.103549           1.04%                   0            2001
Sector Bond Fund: Class
I - Q/NQ
----------------------------------------------------------------------------------------------------------------------

*The 7-day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -1.88%.

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid            10.000000            7.748419         -22.52%                   0            2001
Cap Growth Fund: Class
I - Q/NQ
----------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth         10.000000            7.812834         -21.87%                   0            2001
Focus Fund: Class I -
Q/NQ
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            8.227861         -17.72%                   0            2001
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            7.346686         -26.53%                   0            2001
Global Technology
Portfolio: Service
Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000            8.230649         -17.69%                   0            2001
International Growth
Portfolio: Service
Shares - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            10.000000            9.209268          -7.91%                   0            2001
Guardian Portfolio -
Q/NQ
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            10.000000            8.442108         -15.58%                   0            2001
Mid-Cap Growth
Portfolio - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            10.000000            9.389896          -6.10%                   0            2001
Partners Portfolio -
Q/NQ
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            10.000000            8.725207         -12.75%                   0            2001
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            10.000000            8.585979         -14.14%                   0            2001
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            10.000000            9.199741          -8.00%                   0            2001
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            10.000000            9.058214          -9.42%                   0            2001
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA: Initial Class
- Q/NQ
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         10.000000            9.180045          -8.20%                   0            2001
II, Inc. - Q/NQ
----------------------------------------------------------------------------------------------------------------------
The Universal                   10.000000           10.776997           7.77%                   0            2001
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio - Q/NQ
----------------------------------------------------------------------------------------------------------------------
The Universal                   10.000000            8.083892         -19.16%                   0            2001
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio - Q/NQ
----------------------------------------------------------------------------------------------------------------------
The Universal                   10.000000           10.604077           6.04%                   0            2001
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               10.000000            9.496033          -5.04%                   0            2001
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
----------------------------------------------------------------------------------------------------------------------

                             ACCUMULATION UNIT                                           NUMBER OF
                             VALUE AT            ACCUMULATION UNIT   PERCENT CHANGE IN   ACCUMULATION
                             BEGINNING OF        VALUE AT END OF     ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND       PERIOD              PERIOD              VALUE               PERIOD              YEAR
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               10.000000            8.611617         -13.88%                   0            2001
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Victory Variable                10.000000            9.282976          -7.17%                   0            2001
Insurance Funds -
Diversified Stock Fund:
Class A - Q/NQ
----------------------------------------------------------------------------------------------------------------------
Victory Variable                10.000000            9.644166          -3.56%                   0            2001
Insurance Funds - Small
Company Opportunity
Fund: Class A - Q/NQ
----------------------------------------------------------------------------------------------------------------------

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
Initial Class, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, and GVIT Gartmore GVIT Nationwide Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP Overseas Portfolio:
Service Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, ,GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Gartmore GVIT Turner Growth Focus Fund: Class III, Janus Aspen

Series - Global Technology Portfolio: Service II Shares, and Janus Aspen Series
- International Growth Fund: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.